SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

On February 27, 2023, the Company declared a cash dividend of $0.15 per share in respect of the results for the fourth quarter of 2022. The dividend of $31.3 million was paid on March 28, 2023.